REVENUE FROM CONTRACT WITH CUSTOMERS	6 Months Ended
Jun. 30, 2022
Revenue From Contract With Customers
REVENUE FROM CONTRACT WITH CUSTOMERS

4.	REVENUE FROM CONTRACT WITH CUSTOMERS

Set out below is the disaggregation of the Group’s revenue from contracts with customers:

	Six months ended June 30,
	2021	2022	2022
	CNY	CNY	US$
	(As adjusted and unaudited)	(Unaudited)	(Unaudited)

Type of goods or services
Construction contract revenue	4,601	12,639	1,889
Operation services of service concession arrangement	3,223	3,433	512
Construction services of service concession arrangement	396	—	—
Total revenue from contracts with customers	8,220	16,072	2,401

Geographic market
Mainland China	8,220	16,072	2,401

Timing of revenue recognition
Over time	8,220	16,072	2,401
Total revenue from contracts with customers	8,220	16,072	2,401

(i)	The Group had neither revenue from the exploration and mining segment nor inter-segment revenue for six months ended June 30, 2021 and 2022. No revenue was recognized in the current reporting period that was included in the contract liabilities at the beginning of the reporting period and recognized from performance obligations satisfied in previous periods.

(ii)	Performance obligation

Construction services

The Group’s performance in respect of construction services creates or enhances an asset or work in progress that the customer controls as the asset is created or enhanced. The Group satisfies the performance obligation and recognizes revenue over time, by reference to completion of the specific transaction assessed on the basis of the surveyors’ assessment of work performed for each contract.

Operation services of service concession arrangements

The operation revenue from service concession arrangements is recognized over the period of time that the services are rendered, and the benefits are received and consumed simultaneously by the customers.

(iii)	Significant financing components

The majority of the Group’s customers are town/village government entities or main contractors of governmental infrastructure projects whose time of payment for the service or goods received from the Group depends on the appropriation and approval of funds. Certain customers for construction services, sales of wastewater treatment equipment, and maintenance services will generally settle the amounts owed to the Group in a number of specified instalments covering periods ranging from one year to five years. Therefore, the Group’s management considers the contracts with customers which are town/village government entities or main contractors of the governmental infrastructure projects as containing a significant financing component. For each of the six months ended June 30, 2021 and 2022, the respective revenue considerations were adjusted for this financing component based on an imputed interest rate of 4.75% per annum and the Group’s revenue was adjusted to CNY288 (as adjusted), and CNY771, respectively. The interest income related to the significant financing components is disclosed in Note 5 to the financial statements.